Unearned Revenue Disclosure (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 30, 2020	May 31, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Revenues	$ 1,871		$ 10,237	$ 3,338	$ 30,538	$ 95,824	$ 0
Warrants issued				988,000	6,050,000	6,050,000	7,482,960
Warrants issued, value						$ 352,093	$ 193,665
Buyback Agreement
Warrants issued						2,000,000
Warrants issued, value						$ 352,094
Distribution rights
Revenues	$ 0	$ 76,190	$ 9,480	$ 0	$ 18,438	$ 76,190	$ 0